Consolidated Balance Sheets - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	SFr 1,989	SFr 2,651
Right-of-use assets	4,540	5,437
Intangible asset	50,416	50,416
Long-term financial assets	584	415
Total non-current assets	57,529	58,919
Current assets
Prepaid expenses	3,972	4,302
Accrued income	360	1,099
Other current receivables	978	1,104
Short-term financial assets	64,617	129,214
Cash and cash equivalents	26,795	36,275
Total current assets	96,722	171,994
Total assets	154,251	230,913
Shareholders' equity
Share capital	2,253	2,226
Share premium	481,863	478,506
Treasury shares	(218)	(218)
Currency translation differences	7	(5)
Accumulated losses	(439,021)	(368,239)
Total shareholders' equity	44,884	112,270
Non-current liabilities
Long-term deferred contract revenue	2,339	4,560
Long-term lease liabilities	3,689	4,401
Net employee defined benefit liabilities	8,646	8,844
Total non-current liabilities	14,674	17,805
Current liabilities
Trade and other payables	2,068	2,658
Accrued expenses	8,067	12,098
Short-term deferred contract revenue	83,706	85,056
Short-term lease liabilities	852	1,026
Total current liabilities	94,693	100,838
Total liabilities	109,367	118,643
Total shareholders' equity and liabilities	SFr 154,251	SFr 230,913